Exhibit 99.1

BAMLL Commercial Mortgage Securities Trust 2015-ASTR
Commercial Mortgage Pass-Through Certificates, Series 2015-ASTR

Report To:
Banc of America Merrill Lynch Large Loan, Inc.
Bank of America, N.A.
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Barclays Capital Inc.
Drexel Hamilton, LLC

16 July 2015

[E&Y LETTERHEAD]

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc.
Bank of America, N.A.
Merrill Lynch, Pierce, Fenner & Smith Incorporated
One Bryant Park
New York, New York 10036

Barclays Capital Inc.
745 Seventh Avenue
New York, New York 10019

Drexel Hamilton, LLC
77 Water Street
New York, New York 10005

Re:	BAMLL Commercial Mortgage Securities Trust 2015-ASTR Commercial Mortgage Pass-Through Certificates, Series 2015-ASTR (the ”Certificates”)

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the ”Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the ”Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates that will be offered pursuant to the BAMLL Commercial Mortgage Securities Trust 2015-ASTR securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:
a.	Certain electronic data files (the ”Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the ”Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.
A list of characteristics on the Data Files (the ”Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.
A list of characteristics on the Data Files (the ”Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the ”Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 July 2015

Attachment A

Background

For the purpose of the procedures described in this report, the Depositor indicated that:
a.	The Certificates will represent beneficial interests in BAMLL Commercial Mortgage Securities Trust 2015-ASTR (the ”Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of a 12-year fixed rate interest-only mortgage loan (the ”Mortgage Loan”) made to JSM Associates I LLC (the ”Borrower”),
c.
The Mortgage Loan is secured by, among other things, a first lien mortgage on the Borrower’s leasehold interest in a 12-story, Class A office tower located at 51 Astor Place, New York, New York (the ”Property”) and

d.	The Mortgage Loan has a related mezzanine loan (the ”Mezzanine Loan”), which is not an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the ”Total Debt associated with the Mortgage Loan.”

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.
An electronic data file (the ”Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 10 August 2015  (the “Cut-off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the instructions provided by the Depositor that are described in the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the ”Updated Data File.”

Attachment A

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Cut-off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:
i.	Final Data File and
ii.	Updated Data File
we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Loan Term (mos) and
b.	Seasoning
of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A

7.
With respect to the Mortgage Loan and Mezzanine Loan, the loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms.  Based on this information, the Depositor instructed us to:

a.	Use “0” for the “Original Amortization Term (mos)” and “Remaining Amortization Term (mos)” characteristics of the Mortgage Loan and Mezzanine Loan on the Final Data File,
b.	Use the “Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the ”Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Balance”),
c.
Use the “Additional Financing Amount (Original)” of the Mezzanine Loan, as shown on the Final Data File, as the principal balance of the Mezzanine Loan as of the Cut-off Date (the ”Additional Financing Amount (Cut-off)”),

d.	Use the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the “Original IO Term (mos)” of the Mortgage Loan and Mezzanine Loan and
e.	Use the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the “Remaining IO Term (mos)” of the Mortgage Loan and Mezzanine Loan.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method
of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 8., we recalculated the:
i.	Annual IO Debt Service and
ii.	Monthly IO Payment
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual IO Debt Service” of the Mortgage Loan as the product of:
i.	The “Original Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:
i.	The “Original Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

Attachment A

9.	Using the:
a.	Additional Financing Amount (Original),
b.	Additional Financing Interest Rate and
c.	Additional Financing Interest Accrual Method
of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 9., we recalculated the:
i.	Additional Financing Annual Debt Service and
ii.	Additional Financing Monthly Debt Service
of the Mezzanine Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the ”Additional Financing Annual Debt Service” of the Mezzanine Loan as the product of:
i.	The “Additional Financing Amount (Original)” of the Mezzanine Loan, as shown on the Final Data File,
ii.	The “Additional Financing Interest Rate” of the Mezzanine Loan, as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the ”Additional Financing Monthly Debt Service” of the Mezzanine Loan as 1/12th of the product of:
i.	The “Additional Financing Amount (Original)” of the Mezzanine Loan, as shown on the Final Data File,
ii.	The “Additional Financing Interest Rate” of the Mezzanine Loan, as shown on the Final Data File, and
iii.	365/360.

10.	Using the:
a.	Original Balance,
b.	Additional Financing Amount (Original),
c.	Cut-off Date Balance,
d.	Additional Financing Amount (Cut-off),
e.	Annual IO Debt Service and
f.	Additional Financing Annual Debt Service
of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance and
iii.	Total Debt Service
of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A

11.	Using the:
a.           Cut-off Date Balance,
b.           Maturity Balance,
c.           Annual IO Debt Service,
d.           Appraisal Value,
e.           Total Property SF,
f.           Underwritten NOI and
g.           Underwritten NCF
of the Mortgage Loan and the Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Cut-off Date LTV,
iv.	Maturity Date LTV,
v.	UW NOI Debt Yield,
vi.	UW NCF Debt Yield and
vii.	Loan PSF
of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places and
b.	Round the “Cut-off Date LTV,” “Maturity Date LTV,” ”UW NOI Debt Yield” and “UW NCF Debt Yield” to the nearest 1/10th of one percent.

12.	Using the:
a.	Total Debt Cut-off Date Balance,
b.	Total Debt Service,
c.	Appraisal Value,
d.	Total Property SF,
e.	Underwritten NOI and
f.	Underwritten NCF
of the Total Debt associated with the Mortgage Loan and the Property, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt Cut-off LTV,
iv.	Total Debt NOI Debt Yield,
v.	Total Debt NCF Debt Yield and
vi.	Total Debt Loan PSF
of the Total Debt associated with the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A

12. (continued)

For the purpose of this procedure, we were instructed by the Depositor to:
a.	Round the “Total Debt NOI DSCR” and “Total Debt NCF DSCR” to two decimal places and
b.	Round the “Total Debt Cut-off LTV,” “Total Debt NOI Debt Yield” and “Total Debt NCF Debt Yield” to the nearest 1/10th of one percent.

13.	Using the:
a.	Largest Tenant 1 Sq. Ft.,
b.	Largest Tenant 2 Sq. Ft.,
c.	Largest Tenant 3 Sq. Ft.,
d.	Largest Tenant 4 Sq. Ft.,
e.	Largest Tenant 5 Sq. Ft. and
f.	Total Property SF
of the Property, all as shown on the Final Data File, we recalculated the:
i.	% of Total SF 1,
ii.	% of Total SF 2,
iii.	% of Total SF 3,
iv.	% of Total SF 4 and
v.	% of Total SF 5
of the Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Servicing Fee Rate,
b.	Trustee Fee Rate and
c.	CREFC Fee Rate
of the Mortgage Loan, all as shown on the Final Data File, we recalculated the ”Administrative Fee Rate” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate
of the Mortgage Loan, both as shown on the Final Data File, we recalculated the ”Net Interest Rate” of the Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Promissory Note A-1 (see Note 1)	7 July 2015

Promissory Note A-2 (see Note 1)	7 July 2015

Mezzanine Promissory Note A-1 (see Note 2)	7 July 2015

Mezzanine Promissory Note A-2 (see Note 2)	7 July 2015

Loan Agreement (see Note 3)	7 July 2015

First Amendment to the Loan Agreement (see Note 3)	10 July 2015

Mezzanine Loan Agreement (see Note 4)	7 July 2015

First Amendment to the Mezzanine Loan Agreement (see Note 4)	10 July 2015

Settlement Statement	7 July 2015

Pro Forma Title Policy	26 June 2015

Guaranty Agreement	7 July 2015

Mezzanine Guaranty Agreement	7 July 2015

Non-Consolidation Opinion	7 July 2015

Management Agreements	11 November 2011

Ground Lease	Various

Ground Lease Estoppel	4 June 2011

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Appraisal Report	3 June 2015

Engineering Report	5 June 2015

Environmental Phase I Report	26 June 2015

Underwriter’s Summary Report	30 June 2015

USPS Internet Site (www.usps.gov)	Not Applicable

Underwritten Rent Roll	31 May 2015

Notes:

1.	The promissory note A-1 and promissory note A-2 Source Documents are herein referred to collectively as the “Promissory Note.”

2.	The mezzanine promissory note A-1 and mezzanine promissory note A-2 Source Documents are herein referred to collectively as the “Mezzanine Promissory Note.”

3.	The loan agreement and first amendment to the loan agreement Source Documents are herein referred to collectively as the “Loan Agreement.”

4.	The mezzanine loan agreement and first amendment to the mezzanine loan agreement Source Documents are herein referred to collectively as the “Mezzanine Loan Agreement.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)
Street Address (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
City (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
County (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
State (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Property SF	Underwritten Rent Roll
Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document
Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Phase I Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 3)

Characteristic	Source Document
Largest Tenant 1	Underwritten Rent Roll
Largest Tenant 1 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 1 Expiration	Underwritten Rent Roll
Largest Tenant 2	Underwritten Rent Roll
Largest Tenant 2 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 2 Expiration	Underwritten Rent Roll
Largest Tenant 3	Underwritten Rent Roll
Largest Tenant 3 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 3 Expiration	Underwritten Rent Roll
Largest Tenant 4	Underwritten Rent Roll
Largest Tenant 4 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 4 Expiration	Underwritten Rent Roll
Largest Tenant 5	Underwritten Rent Roll
Largest Tenant 5 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Capital Items	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document
Real Estate Tax Escrow - Initial	Loan Agreement
Real Estate Tax Monthly Escrow	Loan Agreement
Interest Recipient on Tax Escrows	Loan Agreement
Insurance Escrow - Initial	Loan Agreement
Insurance Monthly Escrow	Loan Agreement
Interest Recipient on Insurance Escrows	Loan Agreement
Replacement Reserve Escrow - Initial	Loan Agreement
Replacement Reserve Monthly Escrow	Loan Agreement
Interest Recipient on Replacement Reserve Escrows	Loan Agreement
Immediate Repairs Escrow - Initial	Loan Agreement
Immediate Repairs Monthly Escrow	Loan Agreement
Interest Recipient on Immediate Repairs Escrows	Loan Agreement
TI/LC Escrow - Initial	Loan Agreement
TI/LC Monthly Escrow	Loan Agreement
Interest Recipient on TI/LC Escrows	Loan Agreement
Other Escrow 1 Description	Loan Agreement
Other Escrow 1 Initial	Loan Agreement
Other Escrow 1 Monthly	Loan Agreement
Interest Recipient on Other Escrow 1	Loan Agreement
Other Escrow 2 Description	Loan Agreement
Other Escrow 2 Initial	Loan Agreement
Other Escrow 2 Monthly	Loan Agreement
Interest Recipient on Other Escrow 2	Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)
Title Type	Pro Forma Title Policy
Ground Lessor	Ground Lease and Ground Lease Estoppel
Ground Rent	Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease and Ground Lease Estoppel
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement
Single Purpose Entity	Loan Agreement
Sponsors	Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement and Loan Agreement
Independent Director	Loan Agreement
Original Balance	Promissory Note and Loan Agreement
Origination Date	Promissory Note and Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)
First Payment Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Payment Day of Month (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Interest Rate	Loan Agreement
Prepay Description (see Note 5)	Loan Agreement and Mezzanine Loan Agreement
Additional Financing In Place	Mezzanine Loan Agreement
Additional Financing Type	Mezzanine Loan Agreement
Additional Financing Interest Rate	Mezzanine Loan Agreement
Additional Financing Amount (Original)	Mezzanine Loan Agreement
Additional Financing Interest Accrual Method	Mezzanine Loan Agreement
Additional Financing Amortization Type	Mezzanine Loan Agreement
Future Additional Debt Permitted (Y/N)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Limit	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Lockbox (see Note 6)	Loan Agreement
Cash Management	Loan Agreement
Cash Flow Sweep Trigger	Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	County and
d.	State
characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	County and
d.	State
characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information contained on the appraisal report Source Document and to the corresponding information on the USPS internet site (www.usps.gov).  If the information on the appraisal report Source Document did not agree with the corresponding information on the USPS internet site (www.usps.gov), the Depositor instructed us to use the USPS internet site (www.usps.gov) as the higher priority Source Document.

3.
For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.	For the purpose of comparing the:
a.	First Payment Date,
b.	Maturity Date,
c.	Payment Day of Month,
d.	Payment Grace Period Event of Default,
e.	Payment Grace Period Event of Late Fee,
f.	Balloon Grace Period Event of Default,
g.	Balloon Grace Period Event of Late Fee,
h.	Amortization Type,
i.	Interest Accrual Method and
j.	Prepay Description
characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown on the loan agreement Source Document and mezzanine loan agreement Source Document, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Depositor instructed us to use “Hard” for the “Lockbox” and ”Springing” for the “Cash Management” if:
a.	Prior to the occurrence of certain trigger events that are described in the loan agreement Source Document, the loan agreement Source Document:
i.	Requires the tenants to directly transfer all receipts to a lockbox account and
ii.	Instructs the lockbox bank to transfer funds from the lockbox account to the related borrower who is responsible for remitting monthly debt service payments and for funding escrows, and
b.
Subsequent to the occurrence of certain trigger events that are described in the loan agreement Source Document, the loan agreement Source Document requires all funds in the lockbox account to no longer be transferred to the related borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Monthly P&I Payment
Annual P&I Debt Service
Annual Debt Service for Calcs
Servicing Fee Rate
Trustee Fee Rate
CREFC Fee Rate

Note:

We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.